Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit From Banks And Others [Abstract]
Balance as at January 1	$ 2,660	$ 2,559
Changes from financing cash flows
Additions in respect of business combination	171	0
Receipt of long-term debts	1,230	1,175	$ 657
Repayment of long-term debt	(1,120)	(1,133)	(689)
Repayment of short-term credit	(58)	(52)	(183)
Interest paid	(112)	(109)
Receipt (payments) from transaction in derivatives	(17)	24
Total net financing cash flows	94	(95)
Initial recognition of lease liability	37	80
Interest expenses	126	120
Effect of changes in foreign exchange rates	(21)	84
Change in fair value of derivatives	(24)	(53)
Other changes	42	(35)
Balance as at December 31	$ 2,914	$ 2,660	$ 2,559